Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash	$ 1,640,573	$ 1,241,397	$ 31,922
Total Current Assets	1,640,573	1,241,397	31,922
EQUIPMENT, net			144
TOTAL ASSETS	1,640,573	1,241,397	32,066
CURRENT LIABILITIES
Accounts payable and accrued expenses	380,774	421,632	894,475
Derivative liability			5,687,262
Total Current Liabilities	380,774	421,632	6,581,737
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock; $0.10 par value, 5,000,000 shares authorized 8,532 and 4,286 shares issued and outstanding, respectively	1,041	879	541
Common stock; $0.001 par value, 45,000,000 shares authorized; 12,877,500 and 12,837,500 shares issued and outstanding, respectively	12,919	12,879	12,839
Stock Payable	17,000
Accrued dividends	1,651,157	1,353,961	861,872
Additional paid-in capital	11,402,977	10,120,454	1,286,613
Deficit accumulated during the development stage	(11,825,297)	(10,668,408)	(8,711,536)
Total Stockholders' Equity (Deficit)	1,259,799	819,765	(6,549,671)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 1,640,573	$ 1,241,397	$ 32,066